SUBSEQUENT EVENT (Narrative) (Details) - Subsequent Event [Member] - Partner [Member] $ in Thousands	Aug. 15, 2024 USD ($)
Subsequent Event [Line Items]
Consideration for agreement	$ 4,250
Royalties percentage	2.00%